(Loss)/Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Net loss from continuing operations - basic and diluted	(71,367)	(82,841)
Net income/(loss) from discontinued operations - basic and diluted	568,164	(177,040)

The components of the denominator for the calculation of basic EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Weighted average number of common shares outstanding	109,188	94,495

EPS are as follows:

	Six months ended June 30,
	2021	2020
Basic and diluted EPS from continuing operations	$(0.65)	$(0.88)
Basic and diluted EPS from discontinued operations	$5.20	$(1.87)